Cash and Cash Equivalents (Details) - Schedule of transactions in the course of collection - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Documents drawn on other banks (clearing)	$ 94,675	$ 123,051
Funds receivable	677,521	203,395
Subtotal - assets	772,196	326,446
Liabilities
Funds payable	(681,792)	(210,479)
Subtotal - liabilities	(681,792)	(210,479)
Net transactions in the course of settlement	$ 90,404	$ 115,967